Securitizations and Variable Interest Entities - Classification of Consolidated VIEs' Assets and Liabilities (Detail) (JPY ¥)	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2011
Assets
Cash and cash equivalents	¥ 1,489,792,000,000		¥ 805,087,000,000		¥ 1,070,520,000,000	¥ 1,620,340,000,000
Trading assets
Private equity investments	41,996,000,000		87,158,000,000
Securities purchased under agreements to resell	9,617,675,000,000		8,295,372,000,000
Office buildings, land, equipment and facilities	408,917,000,000		428,241,000,000
Other	784,174,000,000		602,159,000,000
Trading liabilities
Securities sold under agreements to repurchase	13,937,690,000,000		12,444,317,000,000
Borrowings
Long-term borrowings	8,227,063,000,000		7,592,368,000,000
Variable Interest Entity, primary beneficiary [Member]
Assets
Cash and cash equivalents	18,000,000,000		13,000,000,000
Trading assets
Equities	289,000,000,000		353,000,000,000
Debt securities	393,000,000,000		200,000,000,000
Mortgage and mortgage-backed securities	66,000,000,000		138,000,000,000
Derivatives	2,000,000,000		3,000,000,000
Private equity investments	1,000,000,000		1,000,000,000
Securities purchased under agreements to resell	32,000,000,000		12,000,000,000
Office buildings, land, equipment and facilities	12,000,000,000		17,000,000,000
Other	70,000,000,000	[1]	64,000,000,000	[1]
Total	883,000,000,000		801,000,000,000
Trading liabilities
Debt securities	33,000,000,000		6,000,000,000
Derivatives	9,000,000,000		15,000,000,000
Securities sold under agreements to repurchase	23,000,000,000		4,000,000,000
Borrowings
Long-term borrowings	424,000,000,000		458,000,000,000
Other	4,000,000,000		7,000,000,000
Total	¥ 493,000,000,000		¥ 490,000,000,000

[1]	Includes aircraft purchase deposits of \16 billion and \5 billion as of March 31, 2013 and 2014, respectively. In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircraft. See Note 23 "Commitments, contingencies and guarantees" for further information.